SHARE CAPITAL (Details) (USD $)	12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 14, 2013 Special General Meeting [Member]	Dec. 31, 2012 Special General Meeting [Member]	Dec. 31, 2013 At-The-Market Offering [Member]	Jun. 30, 2013 At-The-Market Offering [Member]	Oct. 31, 2013 Debt Conversion [Member]	Dec. 31, 2012 Annual General Meeting [Member]	Dec. 31, 2011 Annual General Meeting [Member]
Authorized share capital [Abstract]
Ordinary shares authorized (in shares)	312,500,000	125,000,000			312,500,000
Ordinary shares authorized - par value (in dollars per share)	$ 1	$ 2.50			$ 1.00	$ 2.50
Ordinary shares authorized	$ 312,500,000	$ 312,500,000			$ 312,500,000
Issued and fully paid share capital [Abstract]
Ordinary shares issued (in shares)	86,511,713	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued (dollars per share)	$ 1	$ 2.50			$ 1.00	$ 2.50
Common Stock, Value, Issued	86,512,000	194,646,000			77,858,502	194,646,255
Common Stock Value Per Share Canceled					$ 1.50
Additional Paid in Capital [Abstract]
ATM Offering Maximum Aggregate Sales Proceeds								40,000,000
Shares issued	8,653,211	0	0				2,178,384
Net proceeds from issuance of shares	4,802,000	0	0				6,200,000
Debt Conversion, Original Debt, Amount									25,000,000
Debt Conversion, Converted Instrument, Shares Issued									6,474,827
Debt Conversion, Cash Payment									2,250,000
Adjustment to Additional Paid in Capital, Debt Conversion with Inducement Offer									28,900,000
Redemption premium										$ 0	$ 225,800,000